Revenue Recognition - Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Profit (Loss) [Line Items]
Revenue	$ 1,364,341	$ 817,034	$ 4,107,494		$ 2,409,953
Cost of revenue	420,447	248,043	1,284,375		734,285
Gross profit	$ 943,894	568,991	$ 2,823,119		1,675,668
Gross Profit %	69.18%		68.73%
Assets	$ 3,980,768		$ 3,821,429	[1]	2,879,103
Net profit (loss)	(760,040)	$ (1,961,020)	(5,562,971)		$ (9,813,666)
Global Stem Cells Group [Member]
Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Profit (Loss) [Line Items]
Revenue	1,364,341		4,107,494
Cost of revenue	420,447		1,284,375
Gross profit	$ 943,894		$ 2,823,119
Gross Profit %	69.18%		68.73%
Assets	$ 2,138,933		$ 1,951,853
Net profit (loss)	91,887		$ 303,730
Regenerative Medical Technology Group [Member]
Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Profit (Loss) [Line Items]
Revenue
Cost of revenue
Gross profit
Gross Profit %	0.00%
Assets	$ 1,841,835
Net profit (loss)	$ (851,927)

[1]	Derived from audited information